Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Entity Central Index Key	0000031266
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000086684
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Inflation-Protected Income Fund
Class Name	Class A
Trading Symbol	EARRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Inflation-Protected Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[1]
AssetsNet	$ 498,318,461
Holdings Count | Holding	714
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$498,318,461
# of Portfolio Holdings (for Short Duration Inflation-Protected Income and Senior Debt Portfolios)	714
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	(3.3%)
Asset-Backed Securities	1.1%
Corporate Bonds	1.8%
Commercial Mortgage-Backed Securities	2.0%
Exchange-Traded Funds	3.9%
Short-Term Investments	4.0%
Senior Floating-Rate LoansFootnote Reference‡	21.5%
U.S. Treasury Obligations	69.0%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of unfunded loan commitments.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000086685
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Inflation-Protected Income Fund
Class Name	Class C
Trading Symbol	ECRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Inflation-Protected Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.76%	[2]
AssetsNet	$ 498,318,461
Holdings Count | Holding	714
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$498,318,461
# of Portfolio Holdings (for Short Duration Inflation-Protected Income and Senior Debt Portfolios)	714
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	(3.3%)
Asset-Backed Securities	1.1%
Corporate Bonds	1.8%
Commercial Mortgage-Backed Securities	2.0%
Exchange-Traded Funds	3.9%
Short-Term Investments	4.0%
Senior Floating-Rate LoansFootnote Reference‡	21.5%
U.S. Treasury Obligations	69.0%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of unfunded loan commitments.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000086686
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Inflation-Protected Income Fund
Class Name	Class I
Trading Symbol	EIRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Inflation-Protected Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Short Duration Inflation-Protected Income Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[3]
AssetsNet	$ 498,318,461
Holdings Count | Holding	714
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$498,318,461
# of Portfolio Holdings (for Short Duration Inflation-Protected Income and Senior Debt Portfolios)	714
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	(3.3%)
Asset-Backed Securities	1.1%
Corporate Bonds	1.8%
Commercial Mortgage-Backed Securities	2.0%
Exchange-Traded Funds	3.9%
Short-Term Investments	4.0%
Senior Floating-Rate LoansFootnote Reference‡	21.5%
U.S. Treasury Obligations	69.0%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of unfunded loan commitments.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized